LONG-TERM LOANS - Scheduled principal and interest payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
LONG-TERM LOANS
2024	$ 15,231
2025	1,178
2026	2,170
2027	2,202
2028 onwards	11,225
Loans Payable to Bank	$ 32,006